Debt - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 22, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 08, 2024
Disclosure of detailed information about borrowings [line items]
Outstanding balance			$ 15,000
Shares issued for Debt Conversion (Note 13)		$ 54,553
Interest expense		1,585	$ 1,154
Issued capital
Disclosure of detailed information about borrowings [line items]
Shares issued for Debt Conversion (Note 13)	$ 54,600	$ 54,553
Non Revolving Term Convertible Debt Facility
Disclosure of detailed information about borrowings [line items]
Borrowings subsequent advances				$ 5,000
Beedie Investment Ltd
Disclosure of detailed information about borrowings [line items]
Fair value per share (USD per share)	$ 4.44
Beedie Investment Ltd | Non Revolving Term Convertible Debt Facility
Disclosure of detailed information about borrowings [line items]
Outstanding balance	$ 15,000
Conversion debt facility, number of common shares	12,295,081
Convertible debt facility, conversion price of initial advance	$ 1.22
Annual interest rate	9.25%
Annual standby fees	2.00%
Accrued interest and standby fees outstanding amount	$ 2,900